Long Term Debt - Propel Energy Revolving Credit Facility - Additional Information (Detail) (Revolving Credit Facility [Member], Propel Energy [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Jun. 15, 2011	Jun. 15, 2011
Revolving Credit Facility [Member] | Propel Energy [Member]
Debt Obligations [Line Items]
Revolving credit facility		$ 200.0
Debt Instrument, maturity date	Jun. 15, 2015
Debt instrument, pay off date	Oct. 01, 2013